Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Non-current contract liabilities	€ 7,411	€ 0